DISPOSAL OF SUBSIDIARIES (Details) - CNY (¥) ¥ in Thousands		1 Months Ended			12 Months Ended
	Feb. 20, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Dec. 31, 2019
Shandong Shanlv Electronic Ltd
DISPOSAL OF SUBSIDIARIES
Ownership interest in subsidiary (in percent)		75.00%
Gain (loss) on disposal		¥ 10,720
China Aluminum Nanhai Alloy
DISPOSAL OF SUBSIDIARIES
Ownership interest in subsidiary (in percent)				100.00%
The fair value of the remaining equity interest in subsidiary				¥ 350,000
Fair value gain (loss) recognized for remaining equity interest				¥ 258,000
Chinalco Innovative
DISPOSAL OF SUBSIDIARIES
Ownership interest in associate (in percent)				19.4852%
Inner Mongolia Fengrong Co Ltd and Ningxia Fenghao, Disposal Group Held For Sale [Member]
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal	¥ 3,014
Inner Mongolia Fengrong
DISPOSAL OF SUBSIDIARIES
Ownership interest in subsidiary (in percent)	40.00%
Ningxia Fenghao
DISPOSAL OF SUBSIDIARIES
Ownership interest in subsidiary (in percent)	60.00%
Shanghai Kailin
DISPOSAL OF SUBSIDIARIES
Ownership interest in subsidiary (in percent)			100.00%
Gain (loss) on disposal			¥ 160
Zhengzhou Chalco Longyu Mining
DISPOSAL OF SUBSIDIARIES
Ownership interest in subsidiary (in percent)			51.00%
Gain (loss) on disposal					¥ 113